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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/01

Check here if Amendment /X/; Amendment Number:  8

This Amendment (Check only one.):  / / is a restatement.
                                   /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:               NEUMEIER INVESTMENT COUNSEL LLC

    Address:            26435 CARMEL RANCHO BLVD.
                        CARMEL, CA 93923

Form 13F File Number:  28-4792

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

    Name:               PETER NEUMEIER
    Title:              PRESIDENT
    Phone:              831-625-6355

Signature, Place, and Date of Signing:

/s/ PETER NEUMEIER                CARMEL, CALIFORNIA                 5/14/01
-------------------------------   --------------------------------   ---------
[Signature]                       [City, State]                      [Date]


Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

Form 13F File Number               Name
28-4792                            NEUMEIER INVESTMENT COUNSEL LLC

[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:   $ 170,515
                                          ----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.               Form 13F File Number        Name
                  28-4792                     NEUMEIER INVESTMENT COUNSEL LLC

[Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

               COLUMN 1                 COLUMN 2       COLUMN 3     COLUMN 4              COLUMN 5               COL. 6    COLUMN 7
-----------------------------------  --------------   -----------   --------   ------------------------------   --------   --------

                                                                     VALUE     SHARES/      SH/P       PUT/     INVSTMT     OTHER
NAME OF ISSUER                       TITLE OF CLASS      CUSIP      (X$1000)   PRN AMT       RN        CALL     DSCRETN    MANAGERS
--------------                       --------------   -----------   --------   --------   --------   --------   --------   --------
Arthur J. Gallagher................       COM          363576109      8009      289150                           289150
Banta Corporation..................       COM          066821109      5129      211500                           211500
Colonial BancGroup Inc.............       COM          195493309      7682      590900                           590900
Dentsply International.............       COM          249030107      7338      201050                           201050
Doral Financial Corporation........       COM          25811P100      7239      241300                           241300
Engelhard Corporation..............       COM          292845104      9581      370500                           370500
Furniture Brands International.....       COM          360921100      6507      274550                           274550
Harman International...............       COM          413086109      7205      281550                           281550
HCC Insurance Holdings.............       COM          404132102      2298       86900                            86900
ICN Pharmaceuticals Inc............       COM          448924100      8839      347600                           347600
Jacobs Engineering Group...........       COM          469814107     10121      174500                           174500
John Nuveen Company................       CLA          478035108      8049      149050                           149050
Kemet Corporation..................       COM          488360108      7375      435370                           435370
Kent Electronics Corporation.......       COM          490553104      6829      379400                           379400
Landstar System Inc................       COM          515098101      2043       30150                            30150
Lubrizol Corp......................       COM          549271104      6221      205300                           205300
Mohawk Industries Inc..............       COM          608190104      8097      288350                           288350
Monaco Coach Corp..................       COM          60886R103      2442      135950                           135950
Newfield Exploration...............       COM          651290108      7900      226350                           226350
NVR Inc............................       COM          62944T105      1777       10900                            10900
Pittson Brinks Group...............       COM          725701106      6373      293700                           293700
Radian Group Inc...................       COM          750236101      6700       98900                            98900
Renaissance RE.....................       COM          G7496G103      7071      101000                           101000
St. Francis Capital Corp...........       COM          789374105       663       36100                            36100
Superior Industries................       COM          868168105      9336      270050                           270050
Vans Inc...........................       COM          921930103      2285      101300                           101300
Wilmington Trust...................       COM          971807102      7406      125350                           125350

              COLUMN 1                          COLUMN 8
-----------------------------------  ------------------------------
                                            VOTING AUTHORITY
                                     ------------------------------
NAME OF ISSUER                         SOLE      SHARED      NONE
--------------                       --------   --------   --------
Arthur J. Gallagher................   207900      81250
Banta Corporation..................   171700      39800
Colonial BancGroup Inc.............   403300     187600
Dentsply International.............   136100      64950
Doral Financial Corporation........   179100      62200
Engelhard Corporation..............   246300     124200
Furniture Brands International.....   199700      74850
Harman International...............   195900      85650
HCC Insurance Holdings.............    59200      27700
ICN Pharmaceuticals Inc............   245200     102400
Jacobs Engineering Group...........   123000      51500
John Nuveen Company................   105500      43550
Kemet Corporation..................   299800     135570
Kent Electronics Corporation.......   258400     121000
Landstar System Inc................    21000       9150
Lubrizol Corp......................   148900      56400
Mohawk Industries Inc..............   205750      82600
Monaco Coach Corp..................    97500      38450
Newfield Exploration...............   154050      72300
NVR Inc............................     8900       2000
Pittson Brinks Group...............   203500      90200
Radian Group Inc...................    71800      27100
Renaissance RE.....................    69200      31800
St. Francis Capital Corp...........    14400      21700
Superior Industries................   182700      87350
Vans Inc...........................    76300      25000
Wilmington Trust...................    83500      41850